AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON MARCH 10, 2009

REGISTRATION NOS. 333-124214
811-21757

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
----------------------

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933 [X]

POST-EFFECTIVE AMENDMENT NO. 17

AND/OR

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 [X]

POST-EFFECTIVE AMENDMENT NO. 13

----------------------

THE AMERICAN INDEPENDENCE FUNDS TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
REGISTRANT'S TELEPHONE NUMBER,
INCLUDING AREA CODE: (212) 488-1331

ERIC RUBIN, PRESIDENT
AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

COPIES TO:
JONATHAN RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK
APPROPRIATE BOX):

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

[X] ON APRIL 8, 2009 PURSUANT TO PARAGRAPH (b)(1)

[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

[ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

[ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE
DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement for the NestEgg 2050 Fund (the “Fund”), a series of the American Independence Funds Trust (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 13, which was filed pursuant to Rule 485(a)(2) on November 7, 2008. Accordingly, the contents of Post-Effective Amendment No. 13, consisting of Part A (the Prospectus for the Funds), Part B (the Statement of Additional Information) and all Exhibits included in Post-Effective Amendment No. 13, are incorporated by reference in their entirety into this filing. The Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 17 is intended to become effective on April 8, 2009.

PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)	(1) Trust Instrument(1)
	(2)	Amendment to Trust Instrument(2)
(b)	By-Laws.(1)
(d)	Investment Advisory Contracts.
	(1)	Investment Advisory agreement between Registrant and Arrivato Advisors, LLC(1)
	(2)	Form of Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC(3)
	(3)	Form of Sub-Advisory Agreement between American Independence Financial Services,LLC and Barrow, Hanley, Mewhinney & Strauss, Inc.(4)
	(4)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Commerce Asset Management.(4)
	(5)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Miller & Jacobs Capital, LLC.(5)
	(6)	Amended Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC.dated February 2008
	(7)	Form of Sub-Advisory Agreement between American Independence Financial Services and Fischer Francis Trees & Watts
	(8)	Amended Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC*

(e)	Underwriting Contracts
	(1)	Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership.(1)
	(2)	Amendment to the Distribution Agreement dated November 14, 2005(3)
	(3)	Distribution Agreement between Registrant and Foreside Fund Services, LLC(6)
	(4)	Amended Distribution Agreement between Registrant and Foreside Fund Services, LLC*
(f)	None.
(g)	Custodian Agreement between Registrant and INTRUST Bank, NA.(2)
(h)	Other Material Contracts.
	(1)	Form of Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.(1)
	(2)	Amendment to Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.
	(2)	Fund Accounting Agreement between Registrant and JPMorgan Worldwide Securities Services
	(3)	Transfer Agent and Service Agreement between Registrant and Boston Financial Data Services, Inc.
	(3)	Sub-Transfer Agency Agreement(1)
	(4)	Form of Agreement and Plan of Reorganization.(4)
	(5)	Form of Agreement and Plan of Reorganization with Fischer Francis Trees & Watts(6)
(i)	Legal Opinion.
	(1)	Opinion and Consent of Dechert LLP*
(j)	Consent of Independent Public Accountants
(k)	None.
(m)	(1) Rule 12b-1 Plan.(1)
	(2)	Amended Rule 12b-1 Plan(3)
	(3)	Amended Rule 12b-1 Plan(6)
(n)	(1) Rule 18f-3 Plan.(1)
	(2)	Revised Rule 18f-3 Plan dated Nov. 14, 2005(3)
	(3)	Revised Rule 18f-3 Plan dated December 15, 2006.(5)
(o)	N/A
(p)	Codes of Ethics
	(1)	Code of Ethics of Arrivato Funds Trust(1)
	(2)	Code of Ethics of Arrivato Advisors, LLC(2)
	(3)	Code of Ethics of BISYS (Distributor)(2)
	(4)	Code of Ethics of Barrow Hanley(3)
	(5)	Code of Ethics of Commerce Asset Management(3)
	(6)	Code of Ethics of Miller & Jacobs Capital, LLC.(5)
	(7)	Code of Ethics of Fischer Francis Trees & Watts(6)

(q) Power of Attorney (3)

* To be filed by amendment.

1	Previously filed with Pre-Effective Amendment No. 2 filed on July 28, 2005.
2	Previously filed with Pre-Effective Amendment No. 3 filed on August 29, 2005.
3.	Previously Filed Incorporated by reference from exhibits filed with Registrants Registration Statement on Form N-14 filed with the Securities and Exchange Commission on February 15, 2006.
4.	Previously filed with Post-Effective Amendment No. 2 Filed on February 23, 2006.
5.	Previously filed with Post-Effective Amendment No. 5 Filed on January 16, 2007.
6.	Previously filed with Post-Effective Amendment No. 11 Filed on April 18, 2008.

Item 25. Indemnification

No change from the information set forth in Item 25 of the most recently filed N-1A of American Independence Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on March 1, 2006 (Accession No. 0000950123-05-004803.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 10th day of March 2009.

AMERICAN INDEPENDENCE FUNDS TRUST

By: /s/ Eric Rubin

Eric Rubin
President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Eric Rubin	President	March 10, 2009
Eric Rubin

/s/ Richard A. Wedemeyer*	Chairman of the Board	March 10, 2009
Richard A. Wedemeyer	and Trustee

/s/ Jeffrey Haas*	Trustee	March 10, 2009
Jeffrey Haas

/s/ Joseph Hankin*	Trustee	March 10, 2009
Joseph Hankin

/s/ Terry L. Carter*	Trustee	March 10, 2009
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	March 10, 2009
Thomas F. Kice

/s/ George Mileusnic*	Trustee	March 10, 2009
George Mileusnic

/s/ John J. Pileggi*	Trustee	March 10, 2009
John J. Pileggi

/s/ Ronald Baldwin*	Trustee	March 10, 2009
Ronald Baldwin

/s/ Peter L. Ochs*	Trustee	March 10, 2009
Peter L. Ochs

*By: /s/ Eric Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed